SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Balances with related parties (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Oct. 26, 2017	Apr. 28, 2015	Aug. 24, 2012	Dec. 31, 2019	Dec. 31, 2018
Balances with related parties
Trade and notes receivables, before provision for impairment				¥ 1,848,410	¥ 2,126,543
Provision for impairment of receivables				(17,815)	(77,657)
Trade and notes receivables				1,830,595	2,048,886
Other current assets, before provision for impairment				2,033,443	2,284,994
Provision for impairment of other current assets				(30,509)	(40,830)
Other current assets				2,002,934	2,244,164
Trade and notes payables				873,290	1,052,893
Other payables and accrued liabilities				1,981,405	2,105,913
Contract Liabilities				85,443	129,145
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
Balances with related parties
Cash and cash equivalents				3,285,093	9,101,541
Interest-bearing loans and borrowings				9,857,187	4,373,033
Chinalco and its subsidiaries
Balances with related parties
Trade and notes receivables, before provision for impairment				1,054,168	1,281,395
Other current assets, before provision for impairment				482,195	830,615
Trade and notes payables				334,840	404,278
Other payables and accrued liabilities				1,810,514	1,930,947
Contract Liabilities				29,210	22,307
Associates of Chinalco
Balances with related parties
Trade and notes receivables, before provision for impairment				6,034	18,655
Trade and notes receivables				917	4,012
Other payables and accrued liabilities				17,056	17,128
Contract Liabilities					20
Joint ventures
Balances with related parties
Trade and notes receivables, before provision for impairment				788,183	819,878
Other current assets, before provision for impairment				1,503,505	1,424,678
Trade and notes payables				527,744	631,570
Other payables and accrued liabilities				73,823	8,860
Contract Liabilities				56,010	94,367
Associates
Balances with related parties
Trade and notes receivables, before provision for impairment				25	6,615
Other current assets, before provision for impairment				47,743	29,701
Other non-current assets				111,845	111,845
Trade and notes payables				9,789	13,033
Other payables and accrued liabilities				80,012	148,978
Contract Liabilities				223	12,451
Chinalco Finance
Balances with related parties
Renewal term of financial service agreement	3 years	3 years	3 years
Other state-owned enterprises
Balances with related parties
Long-term loans and borrowings payable				35,029,000	42,553,000
Short-term loans and borrowings payable				¥ 29,781,000	¥ 41,189,000